Financial Instruments and Risk Management - Financial and Non Financial Assets (Liabilities) Measured at Fair Value on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring [Member], USD $)
In Millions, unless otherwise specified
Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	$ 28
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	28
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale